Deferred Policy Acquisition Costs - Rollforward of VOBA (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year				$ 7,241
Balance, end of year					$ 7,241
Value Of Business Acquired
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 91	$ 113	$ 113	125
Other, including foreign exchange	(2)	2	13	2
Balance, end of year	90	108	91	113	125
Value Of Business Acquired | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	3	3	3	3
Other, including foreign exchange	2	1	0	0
Balance, end of year	1	2	3	3	3
Value Of Business Acquired | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1	1	1	1
Other, including foreign exchange	0	0	0	0
Balance, end of year	1	1	1	1	1
Value Of Business Acquired | Life Insurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	87	109	109	121
Other, including foreign exchange	(4)	1	13	2
Balance, end of year	88	105	87	109	121
Long-Duration Insurance Contracts
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	10,472	10,485	10,485	10,375	7,939
Balance, end of year	10,551	10,486	10,472	10,485	10,375
Long-Duration Insurance Contracts | Individual Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	4,643	4,604	4,604	4,476
Balance, end of year	4,693	4,628	4,643	4,604	4,476
Long-Duration Insurance Contracts | Group Retirement
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	1,060	1,078	1,078	1,093
Balance, end of year	1,060	1,073	1,060	1,078	1,093
Long-Duration Insurance Contracts | Life Insurance
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	4,718	4,765	4,765	4,773
Balance, end of year	$ 4,745	$ 4,746	$ 4,718	$ 4,765	$ 4,773